SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 MYR (RM) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Segment
Accounting Policies [Abstract]
Allowance for credit loss			$ 2,600,000		$ 1,700,000
Sales returns allowance
Deferred revenue			5,700,000		5,400,000
Advertising expense			20,520		5,880	6,315
Interest and penalties			0		0	0
Unrecognized uncertain tax positions			0		0	0
Defined benefit plan contributions by employer			$ 400,000		$ 400,000	$ 400,000
Number of reportable segments | Segment			3	3	3	3
Credit protection	$ 77,869	$ 100,000	$ 61,692	RM 250,000